EQUITY (Details Narrative)	1 Months Ended		12 Months Ended
	Nov. 30, 2025 USD ($)	Nov. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2026 USD ($)	May 29, 2020
Subsidiary or Equity Method Investee [Line Items]
Dividend distribution			$ 140,285	¥ 984,209
Payments of dividends to controlling interests			70,143	492,105
Payments of dividends to non controlling interests			70,142	¥ 492,104
Purchase price	$ 42,559	¥ 298,585
PRC Subsidiaries [Member]
Subsidiary or Equity Method Investee [Line Items]
Restricted net assets			$ 3,308,960		$ 8,169,003
China Oil Blue Ocean [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of effective ownership					100.00%
China Oil Blue Ocean [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest						51.00%
China Oil Blue Ocean [Member] | Equity Transaction Agreements [Member] | Xi’an De’ [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest	49.00%	49.00%